CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (107,436)	$ (148,964)	$ (117,640)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,436	0	113
Changes in assets and liabilities:
Deposit	(2,494)	14,034	551
Prepayment	(26,649)	0	1,324
Accounts payable	1,165	(2,525)	2,625
Accrued liabilities and other payables	13,834	71,774	30,463
Due to related parties	0	0	76,703
NET CASH USED IN OPERATING ACTIVITIES	(120,144)	(65,681)	(5,861)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(20,687)	0	0
NET CASH USED IN INVESTING ACTIVITIES	(20,687)	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	248,800	144,361	0
Repayments to related parties	(128,166)	(78,992)	0
Proceeds from related parties	0	1,235	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	120,634	66,604	0
Effect of exchange rate changes on cash and cash equivalents	11,127	15,422	(20)
NET (DECREASE) INCREASE IN CASH	(9,070)	16,345	(5,881)
Cash and cash equivalents at beginning of year	16,890	545	6,426
Cash and cash equivalents at end of year	7,820	16,890	545
SUPPLEMENTARY DISCLOSURE:
Income tax paid	0	0	0
Interest paid	$ 0	$ 0	$ 0